INCOME TAXES - Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income (loss) before taxes:
U.S. tax jurisdictions	$ 16,759	$ 67,771	$ 72,533
Non-U.S. tax jurisdictions	1,359	34,485	44,727
Income from continuing operations before income taxes	18,118	102,256	117,260
Current tax provision (benefit)
Federal	(7,983)	19,935	23,450
State	(1,518)	2,409	5,453
Foreign	7,748	10,542	13,280
Total current provision (benefit)	(1,753)	32,886	42,183
Deferred tax provision (benefit)
Federal	7,471	6,283	186
State	631	2,647	(134)
Foreign	(4,690)	(169)	(619)
Total deferred tax provision (benefit)	3,412	8,761	(567)
Total provision for income taxes	$ 1,659	$ 41,647	$ 41,616